FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, February 9, 2009

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     6576 114285.000SH      SOLE               100750.000         13535.000
AT&T                           COM              00206R102     7905 277377.000SH      SOLE               247654.000         29723.000
Abbott Laboratories            COM              002824100      226 4231.000 SH       SOLE                 4231.000
Allstate Corp.                 COM              020002101     2159 65892.000SH       SOLE                60692.000          5200.000
Anadarko Petroleum Corp        COM              032511107     5809 150694.000SH      SOLE               136204.000         14490.000
Atmel Corp.                    COM              049513104     1057 337589.000SH      SOLE               313989.000         23600.000
BP PLC-Spons ADR               COM              055622104      302 6470.576 SH       SOLE                 5674.576           796.000
Bank of New York Mellon Corp.  COM              064058100     5351 188883.000SH      SOLE               170145.000         18738.000
Bard, C.R.                     COM              067383109      301 3578.000 SH       SOLE                 3578.000
Barrick Gold Corp.             COM              067901108     5362 145835.000SH      SOLE               138885.000          6950.000
Berkshire Hathaway Cl B        COM              084670207      363  113.000 SH       SOLE                   45.000            68.000
Best Buy Company Inc           COM              086516101     4782 170105.000SH      SOLE               151865.000         18240.000
Caterpillar Inc.               COM              149123101     3845 86080.158SH       SOLE                76855.158          9225.000
Cisco Systems Inc              COM              17275R102     2246 137775.000SH      SOLE               119300.000         18475.000
Citigroup, Inc.                COM              172967101     1330 198235.000SH      SOLE               174390.000         23845.000
Clorox Company                 COM              189054109     3374 60725.000SH       SOLE                52190.000          8535.000
Coca-Cola Company              COM              191216100     4598 101576.000SH      SOLE                83331.000         18245.000
Coca-Cola Enterprises          COM              191219104     1422 118166.000SH      SOLE               109966.000          8200.000
Colgate Palmolive              COM              194162103      451 6575.000 SH       SOLE                 4575.000          2000.000
Comerica Inc                   COM              200340107      200 10100.000SH       SOLE                 7150.000          2950.000
Conagra Foods Inc.             COM              205887102     7050 427260.000SH      SOLE               386345.000         40915.000
EMC Corp.                      COM              268648102     1981 189240.000SH      SOLE               164040.000         25200.000
Exxon Mobil Corporation        COM              30231G102     2457 30772.000SH       SOLE                19460.000         11312.000
FedEx Corporation              COM              31428X106     6383 99494.000SH       SOLE                89604.000          9890.000
General Electric               COM              369604103     6255 386104.973SH      SOLE               341679.973         44425.000
General Mills                  COM              370334104     7536 124046.000SH      SOLE               109251.000         14795.000
Grainger W.W.                  COM              384802104      394 5000.000 SH       SOLE                 1000.000          4000.000
Hewlett Packard Company        COM              428236103     7978 219852.378SH      SOLE               197698.378         22154.000
IBM                            COM              459200101     3649 43355.743SH       SOLE                37285.743          6070.000
JPMorgan Chase & Co.           COM              46625H100     1914 60711.000SH       SOLE                51684.000          9027.000
Johnson & Johnson              COM              478160104     8112 135591.598SH      SOLE               123966.598         11625.000
Kohl's Corp.                   COM              500255104     4536 125305.000SH      SOLE               111435.000         13870.000
Marsh & McLennan               COM              571748102     5785 238367.000SH      SOLE               216452.000         21915.000
McDonalds Corp                 COM              580135101      854 13731.000SH       SOLE                 9011.000          4720.000
Medtronic Inc                  COM              585055106     5100 162325.000SH      SOLE               143585.000         18740.000
Merck & Company                COM              589331107      238 7836.000 SH       SOLE                 1036.000          6800.000
Morgan Stanley                 COM              617446448     2618 163195.000SH      SOLE               145910.000         17285.000
Nabors Industries Ltd          COM              G6359F103     2112 176410.000SH      SOLE               161515.000         14895.000
Newmont Mining Corp.           COM              651639106     4032 99075.000SH       SOLE                81435.000         17640.000
Noble Corp                     COM              G65422100      645 29220.000SH       SOLE                26320.000          2900.000
Oracle Corp.                   COM              68389X105     7749 437069.000SH      SOLE               392519.000         44550.000
Parker Hannifin Corp.          COM              701094104     4813 113129.000SH      SOLE               101230.000         11899.000
PepsiCo                        COM              713448108      323 5901.886 SH       SOLE                 5501.886           400.000
Pfizer                         COM              717081103      407 22975.000SH       SOLE                 4975.000         18000.000
Proctor & Gamble               COM              742718109      221 3582.000 SH       SOLE                 3582.000
Royal Dutch Shell PLC - Class  COM              780259206      569 10740.000SH       SOLE                 2340.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     5778 112354.992SH      SOLE                98311.993         14043.000
S&P 500 Depository Receipt Ser COM              78462F103      289 3200.000 SH       SOLE                 3200.000
Schering Plough                COM              806605101      182 10701.000SH       SOLE                 6401.000          4300.000
Staples, Inc.                  COM              855030102     5499 306879.975SH      SOLE               273659.975         33220.000
Stryker Corp                   COM              863667101     3082 77153.000SH       SOLE                68278.000          8875.000
SunTrust Banks Inc.            COM              867914103     2099 71065.000SH       SOLE                63210.000          7855.000
Symantec Corp                  COM              871503108     6763 500225.000SH      SOLE               453285.000         46940.000
Sysco Corporation              COM              871829107     1771 77191.904SH       SOLE                71751.904          5440.000
Time Warner Inc.               COM              887317105     3555 353380.000SH      SOLE               327280.000         26100.000
Transocean, Inc. New           COM              H8817H100     2477 52419.002SH       SOLE                46287.002          6132.000
U.S. Bancorp                   COM              902973304     2309 92307.000SH       SOLE                85092.000          7215.000
Verizon Communications         COM              92343V104     8150 240409.010SH      SOLE               211980.010         28429.000
WalMart Stores                 COM              931142103     8605 153497.000SH      SOLE               136367.000         17130.000
Williams Cos. Inc.             COM              969457100     3613 249495.000SH      SOLE               222275.000         27220.000
Wyeth                          COM              983024100     6209 165539.000SH      SOLE               143614.000         21925.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $211,753